Leases - Supplemental Balance Sheet Information Related to Leases (Details)	Dec. 31, 2022	Dec. 31, 2021
Weighted average remaining lease term (years)
Operating lease, weighted average remaining lease term	4 years 6 months	5 years
Finance lease, weighted average remaining lease term	14 years 3 months 18 days	15 years 3 months 18 days
Weighted average discount rate
Operating lease, weighted average discount rate (in percentage)	3.80%	3.50%
Finance lease, weighted average discount rate (in percentage)	6.50%	6.50%